Inventory (Details) - Schedule of Inventory - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory [Line Items]
Raw materials	$ 24,100	$ 24,960	$ 6,393
Prepaid inventory	10,838	15,506	2,237
Finished goods	7,607	13,689
Inventory, gross	47,569	54,155
Inventory reserves	(29,845)	(32,759)	(942)
Total inventory, net	$ 17,724	21,396	20,498
Previously Reported [Member]
Inventory [Line Items]
Finished goods		13,352	12,810
Inventory, gross		53,818	21,440
Inventory reserves		$ (32,422)	$ (942)